Early Deposit Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Early Deposit Mineral Stream Interests
The following table summarizes the early deposit mineral stream interests currently owned by the Company:

						Attributable Production to be Purchased
Early Deposit Mineral Stream Interests	Mine Owner	Location of Mine	Upfront Consideration Paid to Date 1	Upfront Consideration to be Paid 1, 2	Total Upfront Consideration¹	Gold		Silver		Term of Agreement

Toroparu	Gold X	Guyana	$15,500	$138,000	$153,500	10%		50%		Life of Mine
Cotabambas	Panoro	Peru	10,000	130,000	140,000	25	% ³	100	% ³	Life of Mine
Kutcho	Kutcho	Canada	7,000	58,000	65,000	100	% 4	100	% 4	Life of Mine

			$32,500	$326,000	$358,500

1)	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
2)	Please refer to Note 28 for details of when the remaining upfront consideration to be paid becomes due.
3)
Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.

4)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of gold and silver production for the life of mine.